OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Legal Claims and contingent liabilities	$ (21,971)	$ (57,247)	$ (98,358)
Rentals and internet capacity	(35,548)	(31,970)	(34,408)
Energy, water and other services	(127,751)	(103,267)	(109,235)
Postage, freight and travel expenses	(35,432)	(40,116)	(42,445)
Other	(24,269)	(19,824)	(17,004)
Other operating expenses	$ (244,971)	$ (252,424)	$ (301,450)